Deferred Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenues [Abstract]
Non-refundable upfront payment	$ 2,500,000
receive non-refundable milestone payments	16,000,000
Estimated total transaction price	2,500,000
Deferred revenue	2,500,000
Long term deferred revenue	$ 2,500,000	$ 2,500,000